Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Multiple BasisPoint	Dec. 31, 2021 USD ($) BasisPoint Multiple	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 3,755	$ 2,953	$ 2,210	$ 2,546
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	239,753	218,953
Fair value	$ 3,755	$ 2,953
Value (bps) | BasisPoint	157	135
Weighted-average servicing fees (bps) | BasisPoint	30	32
Multiple (value/servicing fees) | Multiple	5.2	4.18
Weighted-average note rate	3.67%	3.56%
Weighted-average age (in years)	3 years 10 months 24 days	3 years 8 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	7.80%	10.30%
Weighted-average expected life (in years)	7 years 8 months 12 days	6 years 8 months 12 days
Weighted-average option adjusted spread	5.80%	6.60%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 44,071	$ 40,652
Fair value	$ 725	$ 527
Value (bps) | BasisPoint	165	130
Weighted-average servicing fees (bps) | BasisPoint	36	36
Multiple (value/servicing fees) | Multiple	4.56	3.63
Weighted-average note rate	4.16%	4.07%
Weighted-average age (in years)	4 years	3 years 9 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	7.40%	11.50%
Weighted-average expected life (in years)	8 years 9 months 18 days	6 years 6 months
Weighted-average option adjusted spread	7.60%	7.30%
Government Insured [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 23,141	$ 21,919
Fair value	$ 454	$ 308
Value (bps) | BasisPoint	196	141
Weighted-average servicing fees (bps) | BasisPoint	42	41
Multiple (value/servicing fees) | Multiple	4.69	3.43
Weighted-average note rate	3.81%	3.70%
Weighted-average age (in years)	5 years 8 months 12 days	5 years 10 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	8.50%	13.20%
Weighted-average expected life (in years)	7 years 7 months 6 days	5 years 7 months 6 days
Weighted-average option adjusted spread	6.90%	7.30%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 172,541	$ 156,382
Fair value	$ 2,576	$ 2,118
Value (bps) | BasisPoint	149	135
Weighted-average servicing fees (bps) | BasisPoint	27	30
Multiple (value/servicing fees) | Multiple	5.52	4.5
Weighted-average note rate	3.52%	3.41%
Weighted-average age (in years)	3 years 8 months 12 days	3 years 3 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	7.80%	9.60%
Weighted-average expected life (in years)	7 years 6 months	6 years 10 months 24 days
Weighted-average option adjusted spread	5.10%	6.30%